ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Guidance Not Yet Adopted (Details) $ in Millions	Mar. 30, 2019 USD ($)
Adjustment | No. 2014-09
Increase in retained earnings	$ 0.7